Convertible Note (Details) - Schedule of net carrying amount of liability	12 Months Ended
Mar. 31, 2022 USD ($)
Convertible Note (Details) - Schedule of net carrying amount of liability [Line Items]
Convertible Note - short-term	$ 2,034,947
Principal outstanding [Member]
Convertible Note (Details) - Schedule of net carrying amount of liability [Line Items]
Convertible Note - short-term	2,804,848
Unamortized issuance cost [Member]
Convertible Note (Details) - Schedule of net carrying amount of liability [Line Items]
Convertible Note - short-term	$ (769,901)